Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities [Abstract]
Opening balance	$ 155,527	$ 119,697
New leases during the period	1,930,872	124,778
Change in liability (interest rate and inflation)	47,297
Lease payments	(730,072)	(114,790)
Interest accretion expense	265,707	50,126
Foreign exchange	188,996	(24,284)
Balance	1,858,326	155,527
Current portion	(722,050)	(82,795)
Long-term portion	$ 1,136,276	$ 72,732